Loss Per Share - Schedule of Basic and Diluted Loss per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Common shares [Member]
Earnings per share [Line Items]
Net loss attributable to shareholders	$ (76,716)	$ (66,926)
Weighted average number of shares outstanding	40,172,498	29,799,047
Basic and diluted loss per share	$ (1.91)	$ (2.25)
Preferred B shares [Member]
Earnings per share [Line Items]
Net loss attributable to shareholders			$ (15,516)
Weighted average number of shares outstanding			11,079,549
Basic and diluted loss per share			$ (1.40)
Preferred A shares [Member]
Earnings per share [Line Items]
Net loss attributable to shareholders			$ (10,910)
Weighted average number of shares outstanding			7,790,475
Basic and diluted loss per share			$ (1.40)
Common And Nonvoting Shares
Earnings per share [Line Items]
Net loss attributable to shareholders			$ (3,776)
Weighted average number of shares outstanding			2,695,898
Basic and diluted loss per share			$ (1.40)